STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits And Share Based Compensation [Abstract]
Schedule of Performance Units outstanding
($ in thousands, except per share data)
	2020		2019
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Unvested, beginning of period	19,021	$7.78	43,672	$8.34
Forfeited	(1,607)	7.45	-	-
Vested and issued	(12,860)	7.93	(24,651)	8.78
Unvested, end of period	4,554	$7.45	19,021	$7.78

Compensation expense during period		$38		$115
Unrecognized compensation expense, end of period		$4		$42
Intrinsic value, end of period		$24		$111
Weighted-average remaining vesting term (in years)		0.4		0.8

Schedule of Fully Vested Deferred Stock Units	The following table presents information related to the DSUs outstanding during the years ended December 31, 2020 and 2019.
($ in thousands, except per share data)
	2020		2019
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Outstanding, beginning of period	43,570	$6.56	12,434	$7.37
Granted and vested	47,376	4.41	31,136	6.23
Outstanding, end of period	90,946	$5.44	43,570	$6.56

Compensation expense during period		$180		$180
Intrinsic value, end of period		$473		$255